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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-PX

       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

                                 811-05037
                   ------------------------------------

                    Investment Company Act file number

                     Professionally Managed Portfolios
                    The Osterweis Strategic Income Fund
             -------------------------------------------------
            (Exact name of registrant as specified in charter)

                    2020 East Finanacial Way, Suite 100
                               Glendora, CA
           -----------------------------------------------------
           (Address of principal executive offices)   (Zip code)

                               Chad Fickett
                      U.S. Bancorp Fund Services, LLC
                         615 East Michigan Street
                           Milwaukee, WI  53202
                 ----------------------------------------
                  (Name and address of agent for service)

Registrant telephone number, including area code:  (800) 236-0050

Date of fiscal year end:  June 30, 2004

Date of reporting period:  June 30, 2004

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS 3507.


                                SIGNATURES
                        [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Professionally Managed Portfolios
                     The Osterweis Strategic Income Fund

                           /s/ Robert M. Slotky
                 ________________________________________
                         By (Signature and Title)

                        Robert M. Slotky, President
                 ----------------------------------------
                             (Name and Title)*

(Registrant)

                 ________________________________________
                         By (Signature and Title)


                 ----------------------------------------
                             (Name and Title)*

(Registrant)

                 ________________________________________
                         By (Signature and Title)


                 ----------------------------------------
                             (Name and Title)*

Date  August 24, 2004

* Print the name and title of each signing officer under his or her signature.

SEC 2451 (4-03    Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                                                      Form N-PX Table

( A )           ( B )   ( C )     ( D )     ( E )                                 ( F )        ( G )  ( H )     ( I )
Issue Name      Symbol  CUSIP     Meeting   Matter Voted On                       Proposed By  Voted  Vote Cast For/Against
                                  Date                                                                          Mgmt
ServiceMaster   SVM     81760N109 4/30/2004 Elect Brian Griffiths                 MGMT         YES    FOR       FOR
ServiceMaster   SVM     81760N109 4/30/2004 Elect Sidney E. Harris                MGMT         YES    FOR       FOR
ServiceMaster   SVM     81760N109 4/30/2004 Elect James D. McLennan               MGMT         YES    FOR       FOR
ServiceMaster   SVM     81760N109 4/30/2004 Adopt Employee Stock Purchase Plan    MGMT         YES    FOR       FOR
ServiceMaster   SVM     81760N109 4/30/2004 Ratify Selection of Auditors          MGMT         YES    FOR       FOR
ServiceMaster   SVM     81760N109 4/30/2004 Redeem or Vote on Poison Pill         SHLDR        YES    AGNST     FOR